Series D Redeemable Convertible Preferred Stock and Warrants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 04, 2011
Summary of the changes in the Series D preferred stock
Fair value of Series D preferred stock, Beginning Balance	$ 5,921
Accretion of beneficial conversion feature	675	1,974
Fair value of preferred stock, Ending Balance	5,921	5,921
Series D Preferred Stock [Member]
Summary of the changes in the Series D preferred stock
Gross proceeds from Series D financing (including $351 paid for the warrants)		9,500
Fair value of warrants		(3,152)
Beneficial conversion feature		(4,445)
Transaction costs		(427)
Net proceeds allocated to preferred stock		1,476
Fair value of Series D preferred stock, Beginning Balance	5,921		5,921
Beneficial conversion feature related to Series E financing	(1,238)
Accretion of beneficial conversion feature	1,238	4,445
Fair value of preferred stock, Ending Balance	$ 5,921	$ 5,921	$ 5,921